UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06623

Nuveen California Select Tax-Free Income Portfolio

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NXC
Nuveen California Select Tax-Free Income Portfolio
Portfolio of Investments    June 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 92.2%
	MUNICIPAL BONDS – 92.2%
	Consumer Staples – 5.4%
$ 1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Gold Country Settlement Funding Corporation, Refunding Series 2006, 5.250%, 6/01/46	12/18 at 100.00	CCC	$999,950
25	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	12/18 at 100.00	A	25,063
1,095	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B3	1,146,202
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
100	5.000%, 6/01/47	6/22 at 100.00	N/R	102,781
380	5.250%, 6/01/47	6/22 at 100.00	N/R	395,770
1,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.500%, 6/01/45	8/18 at 100.00	B-	1,501,995
1,000	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 5.000%, 6/01/37	12/18 at 100.00	BB+	1,002,510
5,100	Total Consumer Staples			5,174,271
	Education and Civic Organizations – 1.0%
160	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education?Multiple Projects, Series 2014A, 7.250%, 6/01/43	6/22 at 102.00	N/R	181,512
60	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BBB	64,807
385	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C, 5.000%, 7/01/46	7/25 at 101.00	BBB	417,090
250	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB-	272,292
855	Total Education and Civic Organizations			935,701
	Health Care – 9.0%
1,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46	11/26 at 100.00	AA-	1,140,630
2,500	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41	11/25 at 100.00	AA-	2,837,025
115	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43	8/24 at 100.00	AA-	127,085
125	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014A, 5.000%, 10/01/38	10/24 at 100.00	AA-	141,953

NXC	Nuveen California Select Tax-Free Income Portfolio (continued)
Portfolio of Investments June 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 255	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	$284,603
235	California Health Facilities Financing Authority, Revenue Bonds, Rady Children's Hospital - San Diego, Series 2011, 5.250%, 8/15/41	8/21 at 100.00	AA	252,425
35	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa2	38,765
130	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A, 5.250%, 11/01/41	11/26 at 100.00	BBB-	143,244
1,000	California Public Finance Authority, Revenue Bonds, Sharp HealthCare, Series 2017A, 4.000%, 8/01/47	2/28 at 100.00	AA	1,028,870
350	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/34	12/24 at 100.00	BB+	381,325
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
825	5.000%, 12/01/46, 144A	6/26 at 100.00	BB+	878,147
540	5.250%, 12/01/56, 144A	6/26 at 100.00	BB+	583,092
670	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	749,489
7,780	Total Health Care			8,586,653
	Housing/Multifamily – 0.6%
395	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	426,454
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A:
25	5.250%, 8/15/39	8/24 at 100.00	BBB+	27,418
65	5.250%, 8/15/49	8/24 at 100.00	BBB+	70,801
485	Total Housing/Multifamily			524,673
	Tax Obligation/General – 24.9%
1,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2015, 5.000%, 8/01/34	8/25 at 100.00	AA-	1,152,130
1,650	California State, General Obligation Bonds, Various Purpose Series 2009, 5.500%, 11/01/39	11/19 at 100.00	AA-	1,733,490
1,965	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	AA-	2,145,996
2,000	California State, General Obligation Bonds, Various Purpose Series 2012, 5.250%, 4/01/35	4/22 at 100.00	AA-	2,215,760
2,050	Fremont Union High School District, Santa Clara County, California, General Obligation Bonds, Refunding Series 2017A, 5.000%, 8/01/44	8/27 at 100.00	AAA	2,412,871
2,000	Hartnell Community College District, Monterey County, California, General Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/42	8/27 at 100.00	AA	2,104,200
7,575	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/34	No Opt. Call	A	4,051,640
1,000	San Benito High School District, San Benito and Santa Clara Counties, California, General Obligation Bonds, 2016 Election Series 2017, 5.250%, 8/01/46	8/27 at 100.00	Aa3	1,186,350

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 8,075	San Bernardino Community College District, California, General Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44	No Opt. Call	AA	$2,759,470
1,000	San Francisco Bay Area Rapid Transit District, California, General Obligation Bonds, Election of 2016, Green Series 2017A-1, 5.000%, 8/01/47	8/27 at 100.00	AAA	1,167,400
1,000	Santa Barbara Unified School District, Santa Barbara County, California, General Obligation Bonds, Election of 2016 Series 2017A, 4.000%, 8/01/41	8/27 at 100.00	Aa2	1,065,010
2,000	West Hills Community College District, California, General Obligation Bonds, School Facilities Improvement District 3, 2008 Election Series 2011, 0.000%, 8/01/38 – AGM Insured (4)	8/31 at 100.00	AA	1,834,480
31,315	Total Tax Obligation/General			23,828,797
	Tax Obligation/Limited – 18.9%
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series 2003, 5.625%, 10/01/33 – RAAI Insured	10/18 at 100.00	AA	1,003,220
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Various Correctional Facilities Series 2013F, 5.250%, 9/01/33	9/23 at 100.00	A+	2,273,000
360	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured	9/18 at 100.00	A	360,177
270	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27	10/18 at 100.00	A	272,643
3,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40	6/25 at 100.00	A+	3,369,930
1,215	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Vermont Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/18 at 100.00	Aa2	1,218,013
1,000	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%, 6/01/38	6/26 at 100.00	AAA	1,167,480
3,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	AA+	3,500,790
1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Series 2009, 7.000%, 3/01/34	9/18 at 100.00	A+	1,004,290
50	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A-	56,126
60	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	66,583
	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
350	5.250%, 9/01/30	9/23 at 100.00	N/R	384,220
320	5.750%, 9/01/39	9/23 at 100.00	N/R	353,235
30	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A	34,138
325	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – NPFG Insured	No Opt. Call	Aa3	340,145
20	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	21,805

NXC	Nuveen California Select Tax-Free Income Portfolio (continued)
Portfolio of Investments June 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,365	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	AAA	$1,499,548
65	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	8/24 at 100.00	N/R	70,628
40	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	44,721
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,077,430
16,470	Total Tax Obligation/Limited			18,118,122
	Transportation – 6.6%
530	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43	1/24 at 100.00	Baa3	619,798
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
1,000	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	AA	1,096,450
1,170	5.750%, 1/15/46	1/24 at 100.00	BBB-	1,330,348
1,175	6.000%, 1/15/53	1/24 at 100.00	BBB-	1,362,565
800	Long Beach, California, Harbor Revenue Bonds, Series 2015D, 5.000%, 5/15/42	5/25 at 100.00	AA	905,488
955	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P, 5.000%, 5/01/31 (Alternative Minimum Tax)	5/22 at 100.00	A+	1,039,785
5,630	Total Transportation			6,354,434
	U.S. Guaranteed – 7.5% (5)
355	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	BBB	385,828
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I, 6.375%, 11/01/34 (Pre-refunded 11/01/19)	11/19 at 100.00	Aaa	1,597,800
1,000	Imperial Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A, 5.500%, 11/01/41 (Pre-refunded 11/01/20)	11/20 at 100.00	AA-	1,090,660
	Irvine Unified School District Financing Authority, Orange County, California, Special Tax Bonds, Group II, Series 2006A:
35	5.000%, 9/01/26 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R	35,205
80	5.125%, 9/01/36 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R	80,484
135	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 6.500%, 8/01/24 (Pre-refunded 8/01/21)	8/21 at 100.00	A	154,584
500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.625%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R	533,895
1,100	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41 (Pre-refunded 11/01/20)	11/20 at 100.00	BBB-	1,212,255
415	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R	418,424

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 160	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30 (Pre-refunded 9/01/21)	9/21 at 100.00	A-	$179,805
25	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A-	28,272
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
25	7.000%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	28,430
30	7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	34,115
360	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39 (Pre-refunded 3/01/21)	3/21 at 100.00	A-	414,904
800	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.500%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB+	894,856
70	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	80,273
6,590	Total U.S. Guaranteed			7,169,790
	Utilities – 3.3%
645	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A+	835,991
2,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017C, 5.000%, 7/01/42	7/27 at 100.00	AA	2,339,040
2,645	Total Utilities			3,175,031
	Water and Sewer – 15.0%
1,000	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/34	4/23 at 100.00	AA-	1,123,060
1,480	California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund Revenue Bonds, Green Series 2017, 5.000%, 10/01/33	4/27 at 100.00	AAA	1,772,803
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
375	5.000%, 7/01/37 (Alternative Minimum Tax), 144A	7/22 at 100.00	Baa3	399,686
1,160	5.000%, 11/21/45 (Alternative Minimum Tax), 144A	7/22 at 100.00	Baa3	1,232,338
2,000	Escondido Joint Powers Financing Authority, California, Revenue Bonds, Water System Financing, Series 2012, 5.000%, 9/01/41	3/22 at 100.00	AA-	2,162,900
2,000	Irvine Ranch Water District, California, Certificates of Participation, Irvine Ranch Water District Series 2016, 5.000%, 3/01/41	9/26 at 100.00	AAA	2,311,060
1,970	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA+	2,223,874
1,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A, 5.000%, 7/01/41	1/27 at 100.00	AA+	1,163,650
620	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Lien Series 2017A, 5.250%, 6/01/47	6/27 at 100.00	AA	736,355

NXC	Nuveen California Select Tax-Free Income Portfolio (continued)
Portfolio of Investments June 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 1,000	Santa Clara Valley Water District, California, Water System Revenue Bonds, Refunding Series 2016A, 5.000%, 6/01/31	12/25 at 100.00	Aa1	$ 1,174,800
12,605	Total Water and Sewer			14,300,526

$ 89,475	Total Long-Term Investments (cost $81,064,716)			88,167,998

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 5.7%
	MUNICIPAL BONDS – 5.7%
	Health Care – 2.6%
$ 1,000	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange County, Variable Rate Demand Obligations, Series 2009B, C & D, 1.220%, 11/01/38 (6)	8/18 at 100.00	A-1+	$1,000,000
1,500	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Variable Rate Demand Obligations, Series 2008A, 1.350%, 4/01/32 (6)	9/18 at 100.00	A-1+	1,500,000
2,500	Total Health Care			2,500,000
	Utilities – 3.1%
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Variable Rate Demand Obligations, Series 2001B-1, 1.150%, 7/01/34 (6)	10/18 at 100.00	A-1	3,000,000
$ 5,500	Total Short-Term Investments (cost $5,500,000)			5,500,000
	Total Investments (cost $86,564,716) – 97.9%			93,667,998
	Other Assets Less Liabilities – 2.1%			1,968,402
	Net Assets – 100%			$ 95,636,400
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$88,167,998	$ —	$88,167,998
Short-Term Investments:
Municipal Bonds	—	5,500,000	—	5,500,000
Total	$ —	$93,667,998	$ —	$93,667,998
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of June 30, 2018.
Tax cost of investments	$86,532,518
Gross unrealized:
Appreciation	$ 7,163,725
Depreciation	(28,245)
Net unrealized appreciation (depreciation) of investments	$ 7,135,480
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment has maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen California Select Tax-Free Income Portfolio

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: August 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2018